Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

AUG 0 1 2013

Washington, DC 20549

[redacted]

13002873

CERT NYS
001-04534

August 1, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, AIR PRODUCTS AND CHEMICALS, INC., Preferred Stock Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 25, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com